OPERATING LEASE - Operating lease related assets and liabilities (Details)	Dec. 31, 2021 USD ($)
Operating lease related assets and liabilities recorded on the balance sheets
Rights of use lease assets	$ 1,195,092
Operating lease liabilities, current	515,592
Operating lease liabilities, noncurrent	537,447
Total operating lease liabilities	$ 1,053,039